Note 4 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, gross	$ 63,553	$ 60,619
Less accumulated depreciation and amortization	(19,582)	(17,233)
Property and equipment, net	43,971	43,386
Land and Land Improvements [Member]
Property and equipment, gross	14,118	13,931
Building and Building Improvements [Member]
Property and equipment, gross	33,533	30,556
Machinery and Equipment [Member]
Property and equipment, gross	9,015	8,865
Vehicles [Member]
Property and equipment, gross	445	445
Office Equipment [Member]
Property and equipment, gross	5,963	5,571
Construction in Progress [Member]
Property and equipment, gross	$ 479	$ 1,251